Income Taxes - Summary of Income Tax Rate and the PRC Statutory (Detail)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation, Percent [Abstract]
PRC statutory income tax rates		25.00%	25.00%	25.00%
Effect of different tax rates available to different jurisdictions		(10.95%)	(1.25%)	0.00%
Effect of preferential tax rates and tax holiday		5.07%	(12.20%)	(18.34%)
Effect of expenses not deductible for tax purposes	[1]	2.55%	(1.56%)	0.01%
Effect of additional deduction of research and development expense		(26.14%)	13.01%	(2.64%)
Effect of tax losses and temporary differences not recognized		2.84%	1.64%	(0.81%)
Change in valuation allowance		(1.00%)	0.00%	0.00%
Total		(2.63%)	24.64%	3.22%

[1]	Expenses not deductible for tax purposes primarily consist of share-based compensation expense and entertainment expenses exceeding the pre-tax deduction limit.